Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation, Amortization and Impairment Losses
29.	DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES

The detail of depreciation, amortization and impairment losses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017 ThUS$	2016 ThUS$	2015 ThUS$

Depreciation	(407,535)	(348,385)	(375,125)
Amortization	(240,579)	(124,853)	(114,469)

Subtotal	(648,114)	(473,238)	(489,594)
Impairment (losses) reversals (1)	(79,748)	(157,078)	(60,808)

Total	(727,862)	(630,316)	(550,402)

	Generation			Distribution			Other			For the years ended December 31,
(*) Information on Impairment Losses	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
by Reportable Segment	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Financial assets (See Note 10)	(1,296)	(14,783)	(7,323)	(122,824)	(116,328)	(53,320)	-	(141)	(116)	(124,120)	(131,252)	(60,759)
Other financial assets	304	(19,388)	-	(509)	-	-	-	(6,438)	-	(205)	(25,826)	-
Intangible assets other than goodwill (See Note 13)	-	-	-		-	-	-	-	-	-	-	-
Property, plants and equipment (See Note 17) (*)	(10,242)	-	(49)	54,819	-	-	-	-	-	44,577	-	(49)

Total	(11,234)	(34,171)	(7,372)	(68,514)	(116,328)	(53,320)	-	(6,579)	(116)	(79,748)	(157,078)	(60,808)

(1) The reversal of the impairment in the Distribution segment corresponds to the improvement in the regulatory conditions of Edesur in Argentina.